Accumulated Other Comprehensive Loss (Tables)	12 Months Ended
Dec. 31, 2020
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Components of accumulated other comprehensive loss

In millions	Foreign currency translation adjustments	Pension and other postretirement benefit plans	Total before tax		Income tax recovery (expense) (1)		Total net of tax
Balance at December 31, 2017	$(444)	$(3,122)	$(3,566)		$782		$(2,784)
Other comprehensive income (loss) before reclassifications:
Foreign exchange gain on translation of net investment in foreign operations	1,038		1,038		—		1,038
Foreign exchange loss on translation of US dollar-denominated debt designated as a hedge of the net investment in foreign operations	(635)		(635)		86		(549)
Actuarial loss arising during the year		(969)	(969)		262		(707)
Prior service credit arising during the year		6	6		(2)		4
Amounts reclassified from Accumulated other comprehensive loss:
Amortization of net actuarial loss		198	198	(2)	(54)	(3)	144
Amortization of prior service costs		3	3	(2)	—	(3)	3
Settlement loss arising during the year		3	3	(2)	(1)	(3)	2
Other comprehensive income (loss)	403	(759)	(356)		291		(65)
Balance at December 31, 2018	(41)	(3,881)	(3,922)		1,073		(2,849)
Other comprehensive income (loss) before reclassifications:
Foreign exchange loss on translation of net investment in foreign operations	(636)		(636)		—		(636)
Foreign exchange gain on translation of US dollar-denominated debt designated as a hedge of the net investment in foreign operations	380		380		(52)		328
Actuarial loss arising during the year		(600)	(600)		155		(445)
Amounts reclassified from Accumulated other comprehensive loss:
Amortization of net actuarial loss		152	152	(2)	(39)	(3)	113
Amortization of prior service costs		3	3	(2)	(1)	(3)	2
Settlement loss arising during the year		5	5	(2)	(1)	(3)	4
Other comprehensive income (loss)	(256)	(440)	(696)		62		(634)
Balance at December 31, 2019	(297)	(4,321)	(4,618)		1,135		(3,483)
Other comprehensive income (loss) before reclassifications:
Foreign exchange loss on translation of net investment in foreign operations	(269)		(269)		—		(269)
Foreign exchange gain on translation of US dollar-denominated debt designated as a hedge of the net investment in foreign operations	187		187		(24)		163
Actuarial loss arising during the year		(82)	(82)		22		(60)
Amounts reclassified from Accumulated other comprehensive loss:
Amortization of net actuarial loss		237	237	(2)	(64)	(3)	173
Amortization of prior service costs		3	3	(2)	(1)	(3)	2
Settlement loss arising during the year		2	2	(2)	—	(3)	2
Other comprehensive income (loss)	(82)	160	78		(67)		11
Balance at December 31, 2020	$(379)	$(4,161)	$(4,540)		$1,068		$(3,472)
(1)The Company releases stranded tax effects from Accumulated other comprehensive loss to Net income upon the liquidation or termination of the related item.
(2)Reclassified to Other components of net periodic benefit income in the Consolidated Statements of Income and included in net periodic benefit cost. See Note 17 - Pensions and other postretirement benefits.
(3)Included in Income tax expense in the Consolidated Statements of Income.